Administrative Expenses - Schedule of Administrative Expenses (Details) - Administrative Expenses [Member] - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Administrative Expenses - Schedule of Administrative Expenses (Details) [Line Items]
Equity settled share-based payment	[1]	$ (2,233,257)	$ (1,166,755)	$ (838,576)
Audit, legal and accountancy fees		(1,791,618)	(2,024,611)	(1,355,046)
Payroll expenses		(831,523)	(841,580)	(254,215)
Insurance		(755,681)	(429,208)
Amortization of intangible assets	[1]	(545,322)	(92,818)
Professional fees		(540,333)	(137,873)
Taxes		(404,072)	(915)
Travel expenses		(135,554)	(102,305)	(52,532)
Depreciation of fixed assets		(18,803)	(4,107)
Depreciation of right-of-use asset		(18,771)
Other office and administrative expenses		(247,916)	(8,483)	(22,861)
Total administrative expenses		$ (7,522,850)	$ (4,808,655)	$ (2,523,230)

[1]	Non-cash items increased from June 2023 to June 30, 2024 to the accrual on a stagger basis for the equity settled share-based payment of six months in 2023 versus twelve months in 2024, also the amortization of intangible assets mainly comprised by the client relationship which in 2023 only included two months (since the acquisition of ValoraSoy) while in 2024 twelve months were recognized.